Related Parties	12 Months Ended
Dec. 31, 2025
EBP 013
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Parties	Related Parties
Certain Master Trust investments are shares of the JP Morgan Prime Money Market Fund totaling approximately $19,599,000 and $12,174,000 at December 31, 2025 and December 31, 2024, respectively. JP Morgan Chase Bank is the Trustee of the Plan and, therefore, these transactions qualify as party-in-interest transactions.
The Master Trust paid the Trustee approximately $290,000 in administrative expenses, principally Trustee fees, in both 2025 and 2024. In addition to expenses incurred by third party service providers, administrative expenses include salaries and benefits for Macy's associates who provide services to the Plan. Macy's allocated approximately $484,000 and $466,000 in administrative expenses to the Plan in 2025 and 2024, respectively.
The Plan holds shares of the common stock of Macy's, Inc., the Plan Administrator. Macy's, Inc. common stock held by the Plan was 3% of the Plan's total investments at both December 31, 2025 and December 31, 2024.